Shareholder Report, Average Annual Return (Details) B003026_Direxion Daily NFLX Bear 1X Shares_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily NFLX Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily NFLX Bear 1X Shares NAV
Average Annual Return, Percent	(34.35%)	(36.60%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	19.73%
Netflix, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Netflix, Inc.
Average Annual Return, Percent	47.99%	78.67%